Discontinued Operations	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations
On March 31, 2016, the Company completed its previously announced divestiture of its membership interests in Propel Acquisition LLC (“Propel”) pursuant to the Securities Purchase Agreement (the “Purchase Agreement”), dated February 19, 2016, among the Company and certain funds affiliated with Prophet Capital Asset Management LP. Pursuant to the Purchase Agreement, the application of the purchase price formula resulted in cash consideration paid to the Company at closing of $144.4 million (net proceeds were $106.0 million after divestiture of $38.4 million in cash), subject to customary post-closing adjustments. The purchase price was finalized in January 2017.
During the three months ended March 31, 2016, the Company recognized a loss of $3.0 million related to the sale of Propel, this loss was reduced to $2.0 million based on the adjustments recorded in the fourth quarter of 2016 and the first quarter of 2017. Propel represented the Company’s entire tax lien business reportable segment. Propel’s operations are presented as discontinued operations in the Company’s consolidated statements of operations. Certain immaterial costs that may be eliminated as a result of the sale remained in continuing operations.
The following table presents the results of the discontinued operations during the periods presented (in thousands):

	Year Ended December 31,
	2017	2016	2015
Revenue	$—	$4,950	$31,605
Salaries and employee benefits	—	(3,074)	(8,053)
Other operating expenses	—	(1,366)	(4,972)
General and administrative expenses	—	(1,551)	(5,470)
Depreciation and amortization	—	(127)	(785)
Impairment charge for goodwill and identifiable intangible assets	—	—	(49,277)
Loss from discontinued operations, before income taxes	—	(1,168)	(36,952)
Loss on sale of discontinued operations, before income taxes	(322)	(1,679)	—
Total loss on discontinued operations, before income taxes	(322)	(2,847)	(36,952)
Income tax benefit	123	494	13,565
Total loss from discontinued operations, net of tax	$(199)	$(2,353)	$(23,387)